Segmental analysis	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segmental analysis
2. Segmental analysis
In February 2026, the Group announced an update to its operating structure that resulted in changes during the second quarter of 2026 to the information reviewed by the Chief Operating Decision Maker, the Group’s Chief Executive Officer, to assess performance and allocate resources. The Group’s organisational structure now brings together its Media, Creative (including Enterprise Solutions) and Production operating units on a market, regional and global scale.

Previously, the Group had three reportable segments: Global Integrated Agencies, Public Relations and Specialist Agencies. As a result of these changes, the reassessment of the Group’s operating segments and aggregation of those operating segments for financial reporting purposes was performed in the second quarter of 2026, in accordance with IFRS 8 ‘Operating Segments’. Where certain quantitative and qualitative criteria are met, IFRS 8 permits the aggregation of operating segments into reportable segments for disclosure in the Group’s financial statements. In determining the Group’s reportable segment, which includes the aggregation of operating segments, the Directors considered the similar economic characteristics of the operating segments, their shared client bases, the similar nature of their products or services, their long-term margins and the Group’s increasingly integrated operating model, amongst other factors.

From half year 2026, the Group is organised into a single reportable segment – Global Integrated Agencies, which comprises the aggregation of the Group’s Media, Creative and Production businesses. The Group’s geographical areas have also been reorganised. Prior year comparatives have been restated to reflect these changes. Substantially all of the Group’s revenue arises from contracts with customers.

Reported contribution of the Global Integrated Agencies segment was as follows:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025 (restated)[1]
	£m	£m
Revenue	6,373	6,663
Headline operating profit[2]	398	412

Adjusting items within IFRS operating profit[2]	(137)	(191)
Financing items[3]	(169)	(140)
Earnings from associates	14	17
Reported profit before taxation	106	98
Notes
[1] Prior year comparatives have been restated to reflect the organisational changes outlined above.
2 A reconciliation from reported profit before taxation to headline operating profit is also provided in Note 11.
[3] Financing items include finance and investment income, finance costs and revaluation and retranslation of financial instruments.
2. Segmental analysis (continued)
Reported contributions by geographical area were as follows:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025 (restated)[1]
	£m	£m
Revenue[2]
North America[3]	2,374	2,537
EMEA[4]	2,609	2,650
APAC	1,099	1,188
LATAM	291	288
	6,373	6,663
Revenue less pass-through costs[2,5]
North America[3]	1,792	1,966
EMEA[4]	1,965	2,037
APAC	701	744
LATAM	287	279

Headline operating profit[2,6]
North America[3]	241	281
EMEA[4]	117	92
APAC	27	26
LATAM	13	13
	398	412
Adjusting items within IFRS operating profit[6]	(137)	(191)
Financing items[7]	(169)	(140)
Earnings from associates	14	17
Reporting profit before tax	106	98
Notes
[1] The Group’s geographical areas have been reorganised. Prior year comparatives have been restated to reflect these changes.
[2] Interregional transactions have not been separately disclosed as they are not material.
[3] North America includes the US, which has revenue of £2,255 million (2025: £2,387 million), revenue less pass-through costs of £1,694 million (2025: £1,852 million) and headline operating profit of £225 million (2025: £264 million).
4 EMEA includes the United Kingdom, which has revenue of £954 million (2025: £1,011 million), revenue less pass-through costs of £705 million (2025: £749 million) and headline operating profit of £66 million (2025: £47 million).
[5] Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See Note 3 for more details.
6 A reconciliation from reported profit before taxation to headline operating profit is also provided in Note 11.
[7] Financing items include finance and investment income, finance costs and revaluation and retranslation of financial instruments.